Janus Henderson Research Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 99.9%
Aerospace & Defense – 0.8%
Howmet Aerospace Inc	2,319,172	$180,037,322
Beverages – 1.3%
Constellation Brands Inc - Class A	442,757	113,912,521
Monster Beverage Corp*	3,891,084	194,359,646
		308,272,167
Biotechnology – 2.4%
AbbVie Inc	868,230	148,918,810
Amgen Inc	624,312	195,066,284
Argenx SE (ADR)*	109,583	47,125,073
Madrigal Pharmaceuticals Inc*	79,248	22,202,120
Vaxcyte Inc*	487,102	36,781,072
Vertex Pharmaceuticals Inc*	214,890	100,723,241
		550,816,600
Capital Markets – 1.5%
Ares Management Corp - Class A	556,131	74,121,140
Blackstone Group Inc	953,023	117,984,247
Charles Schwab Corp	798,382	58,832,769
LPL Financial Holdings Inc	314,572	87,859,960
		338,798,116
Diversified Financial Services – 4.0%
Apollo Global Management Inc	872,856	103,058,108
Global Payments Inc	291,400	28,178,380
Mastercard Inc - Class A	910,823	401,818,675
Visa Inc	1,588,526	416,940,419
		949,995,582
Electrical Equipment – 0.4%
Eaton Corp PLC	291,324	91,344,640
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp	1,476,688	99,484,471
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc	2,314,820	46,134,363
Entertainment – 2.3%
Liberty Media Corp-Liberty Formula One - Series C*	3,132,446	225,034,920
Netflix Inc*	474,161	320,001,776
		545,036,696
Health Care Equipment & Supplies – 1.3%
Boston Scientific Corp*	1,000,081	77,016,238
Edwards Lifesciences Corp*	737,897	68,159,546
Intuitive Surgical Inc*	198,199	88,168,825
Stryker Corp	221,236	75,275,549
		308,620,158
Health Care Providers & Services – 0.3%
UnitedHealth Group Inc	151,256	77,028,631
Hotels, Restaurants & Leisure – 3.2%
Booking Holdings Inc	79,945	316,702,117
Chipotle Mexican Grill Inc*	4,074,423	255,262,601
DoorDash Inc - Class A*	676,611	73,601,745
Las Vegas Sands Corp	2,416,072	106,911,186
		752,477,649
Household Products – 1.3%
Procter & Gamble Co	1,888,308	311,419,755
Industrial Conglomerates – 1.4%
3M Co	1,705,032	174,237,220
Honeywell International Inc	746,692	159,448,610
		333,685,830
Information Technology Services – 0.1%
MongoDB Inc*	61,948	15,484,522
Insurance – 1.1%
Arthur J Gallagher & Co	290,817	75,411,756
Progressive Corp/The	837,138	173,881,934
		249,293,690

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Interactive Media & Services – 11.8%
Alphabet Inc - Class C	7,816,846	$1,433,765,893
Meta Platforms Inc - Class A	2,662,572	1,342,522,054
		2,776,287,947
Machinery – 1.8%
Deere & Co	496,280	185,425,097
Fortive Corp	1,537,884	113,957,204
Ingersoll Rand Inc	1,388,530	126,134,065
		425,516,366
Multiline Retail – 6.0%
Amazon.com Inc*	7,245,913	1,400,272,687
Oil, Gas & Consumable Fuels – 0.3%
EOG Resources Inc	606,263	76,310,324
Pharmaceuticals – 4.2%
AstraZeneca PLC (ADR)	788,509	61,495,817
Eli Lilly & Co	815,721	738,537,479
Merck & Co Inc	1,518,034	187,932,609
		987,965,905
Real Estate Management & Development – 0.8%
CoStar Group Inc*	2,634,935	195,354,081
Road & Rail – 1.5%
TFI International Inc#	949,896	137,886,903
Uber Technologies Inc*	3,011,103	218,846,966
		356,733,869
Semiconductor & Semiconductor Equipment – 21.3%
Advanced Micro Devices Inc*	1,030,743	167,196,822
Analog Devices Inc	665,086	151,812,530
Applied Materials Inc	617,523	145,729,253
ASML Holding NV	207,198	211,907,611
Broadcom Inc	505,027	810,835,999
KLA Corp	223,594	184,355,489
Lam Research Corp	224,052	238,581,772
Marvell Technology Inc	702,568	49,109,503
NVIDIA Corp	24,135,210	2,981,663,844
ON Semiconductor Corp*	1,043,440	71,527,812
		5,012,720,635
Software – 20.1%
Autodesk Inc*	781,817	193,460,617
Cadence Design Systems Inc*	867,366	266,931,886
Dynatrace Inc*	2,245,012	100,441,837
Microsoft Corp	6,332,231	2,830,190,645
Oracle Corp	1,854,849	261,904,679
Palo Alto Networks Inc*	138,684	47,015,263
Salesforce.com Inc	1,111,831	285,851,750
ServiceNow Inc*	292,824	230,355,856
Synopsys Inc*	457,695	272,355,987
Tyler Technologies Inc*	284,844	143,213,866
Workday Inc - Class A*	422,907	94,545,089
		4,726,267,475
Specialized Real Estate Investment Trusts (REITs) – 0.1%
Equinix Inc	31,129	23,552,201
Specialty Retail – 2.5%
O'Reilly Automotive Inc*	210,158	221,939,457
TJX Cos Inc	2,951,955	325,010,246
Wayfair Inc - Class A*	941,716	49,656,685
		596,606,388
Technology Hardware, Storage & Peripherals – 6.3%
Apple Inc	7,055,546	1,486,039,098
Trading Companies & Distributors – 0.7%
Ferguson PLC	782,052	151,444,370
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc	718,978	126,669,544
Total Common Stocks (cost $10,158,807,771)		23,499,671,082
Private Placements – 0%
Health Care Equipment & Supplies – 0%
MedicaMetrix Inc*,¢,£,§ (cost $3,000,000)	2,727,273	3
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $22,582,737)	22,578,221	22,582,737

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	21,339,760	$21,339,760
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 7/1/24	$5,334,940	5,334,940
Total Investments Purchased with Cash Collateral from Securities Lending (cost $26,674,700)		26,674,700
Total Investments (total cost $10,211,065,208) – 100.1%		23,548,928,522
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(33,462,187)
Net Assets – 100%		$23,515,466,335

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$23,090,513,118	98.0%
Netherlands	211,907,611	0.9
Canada	137,886,903	0.6
United Kingdom	61,495,817	0.3
Belgium	47,125,073	0.2
Total	$23,548,928,522	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Private Placements - 0%
Health Care Equipment & Supplies - 0%
MedicaMetrix Inc*,¢,§
	$3	$-	$-	$-	$-	$3	2,727,273	$-
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	3,131,581	1,179,421,273	(1,159,969,804)	-	(313)	22,582,737	22,578,221	778,782
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	17,386,427	330,978,237	(327,024,904)	-	-	21,339,760	21,339,760	43,047 ∆
Total Affiliated Investments - 0.2%
	$20,518,011	$1,510,399,510	$(1,486,994,708)	$-	$(313)	$43,922,500	46,645,254	$821,829

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2024 is $3, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
MedicaMetrix Inc	1/26/21	$3,000,000	$3	0.0%
The Fund has registration rights for certain restricted securities held as of June 30, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$23,499,671,082	$-	$-
Private Placements	-	-	3
Investment Companies	-	22,582,737	-
Investments Purchased with Cash Collateral from Securities Lending	-	26,674,700	-
Total Assets	$23,499,671,082	$49,257,437	$3

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.
The Fund did not hold a significant amount of Level 3 securities as of June 30, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70249 08-24